UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
Common Stocks: 84.2%
Aerospace & Defense: 3.5%
12,650	Boeing Co.	$4,079,625

Banks: 2.7%
31,375	JPMorgan Chase & Co.	3,062,827

Capital Markets: 4.0%
120,229	Brookfield Asset Management, Inc. - Class A	4,610,782

Chemicals: 2.0%
39,050	RPM International, Inc.	2,295,359

Commercial Services & Supplies: 3.0%
46,990	Waste Connections, Inc.	3,489,008

Diversified Consumer Services: 2.4%
75,035	ServiceMaster Global Holdings, Inc. [1]	2,756,786

Diversified Financial Services: 1.7%
9,500	Berkshire Hathaway, Inc. [1]	1,939,710

Electric Utilities: 4.0%
26,540	NextEra Energy, Inc.	4,613,183

Equity Real Estate Investment Trusts - REITS: 7.5%
31,445	Crown Castle International Corp.	3,415,870
28,435	Digital Realty Trust, Inc.	3,029,749
121,155	VICI Properties, Inc.	2,275,291
		8,720,910

Food & Staples Retailing: 3.6%
130,900	US Foods Holding Corp. [1]	4,141,676

Health Care Equipment & Supplies: 8.9%
41,000	Danaher Corp.	4,227,920
75,645	Hologic, Inc. [1]	3,109,010
11,555	Teleflex, Inc.	2,986,736
		10,323,666

Industrial Conglomerates: 1.5%
9,265	3M Co.	1,765,353

Insurance: 1.7%
15,470	Chubb Ltd.	1,998,415

Interactive Media & Services: 6.2%
6,934	Alphabet, Inc. - Class C [1]	7,180,920

IT Services: 2.5%
22,030	Visa, Inc. - Class A	2,906,638

Life Sciences Tools & Services: 2.0%
34,105	Agilent Technologies, Inc.	2,300,723

Machinery: 2.0%
61,260	Pentair Plc	2,314,403

Media: 2.9%
11,595	Charter Communications, Inc. - Class A [1]	3,304,227

Oil, Gas & Consumable Fuels: 1.5%
153,045	Antero Midstream GP L.P.	1,711,043

Pharmaceuticals: 7.0%
67,055	Bayer AG - ADR	1,178,157
18,685	Johnson & Johnson	2,411,299
53,125	Novartis AG - ADR	4,558,656
		8,148,112

Professional Services: 3.1%
74,845	IHS Markit Ltd. [1]	3,590,315

Semiconductors & Semiconductor Equipment: 1.8%
17,770	Monolithic Power Systems, Inc.	2,065,763

Software: 6.1%
46,030	Microsoft Corp.	4,675,267
28,005	Synopsys, Inc. [1]	2,359,141
		7,034,408

Trading Companies & Distributors: 2.6%
100,271	Air Lease Corp.	3,029,187

Total Common Stocks
(Cost $77,857,715)		97,383,039

Partnerships & Trusts: 4.5%
Oil, Gas & Consumable Fuels: 4.5%
211,255	Enterprise Products Partners L.P.	5,194,760

Total Partnerships & Trusts
(Cost $13,633)		5,194,760

Principal Amount
Bonds: 1.7%
Corporate Bonds: 1.7%
Food Products: 1.7%
	Tyson Foods, Inc.
$2,000,000	3.096% (3 Month LIBOR USD + 0.450%), 08/21/2020 [2]	1,974,573

Total Corporate Bonds
(Cost $2,000,586)		1,974,573

Total Bonds
(Cost $2,000,586)		1,974,573

Shares
Short-Term Investments: 9.8%
Money Market Funds: 9.8%
11,351,377	Federated U.S. Treasury Cash Reserves - Class I, 2.193%[3]	11,351,377

Total Money Market Funds
(Cost $11,351,377)		11,351,377

Total Short-Term Investments
(Cost $11,351,377)		11,351,377

Total Investments in Securities: 100.2%
(Cost $91,223,311)		115,903,749
Liabilities in Excess of Other Assets: (0.2)%		(218,794)
Total Net Assets: 100.0%		$115,684,955

ADR -		American Depositary Receipt
LIBOR -		London Interbank Offered Rate
REITS -		Real Estate Investment Trust
USD -		United States Dollar
	[1]	Non-income producing security.
	[2]	Variable rate security; rate shown is the rate in effect as of December 31, 2018.
	[3]	Annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$97,383,039	$–	$–	$97,383,039
Partnerships & Trusts[1]	5,194,760	–	–	5,194,760
Corporate Bonds[1]	–	1,974,573	–	1,974,573
Short-Term Investments	11,351,377	–	–	11,351,377
Total Assets:	$113,929,176	$1,974,573	$–	$115,903,749

[1] See Schedule of Investments for industry breakouts.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
Common Stocks: 2.6%
Food & Staples Retailing: 1.1%
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,6,9]	$46,248
1,836,308	Southeastern Grocers, Inc. [1,2,6]	60,598,164
		60,644,412

Machinery: 0.8%
2,386,765	Blue Bird Corp. [2,6]	43,415,256

Metals & Mining: 0.7%
823	Real Alloy Holding, Inc. [1,2,6]	36,489,855

Total Common Stocks
(Cost $174,024,823)		140,549,523

Convertible Preferred Stocks: 0.9%
Road & Rail: 0.9%
490,000	Daseke, Inc., 7.625% [3,6]	46,412,065

Total Convertible Preferred Stocks
(Cost $49,000,000)		46,412,065

Principal Amount
Bonds: 87.5%
Corporate Bonds: 80.5%
Aerospace & Defense: 4.1%
	ADS Tactical, Inc.
$67,133,000	9.000%, 12/31/2023 [1,3,6]	64,405,252
	General Dynamics Corp.
13,000,000	2.998% (3 Month LIBOR USD + 0.380%), 05/11/2021 [4]	12,960,389
	Kratos Defense & Security Solutions, Inc.
29,177,000	6.500%, 11/30/2025 [3]	29,724,069
	Spirit AeroSystems, Inc.
51,276,000	3.588% (3 Month LIBOR USD + 0.800%), 06/15/2021 [4]	50,889,068
	TransDigm, Inc.
63,747,000	5.500%, 10/15/2020	63,348,581
		221,327,359
Air Freight & Logistics: 2.2%
	XPO Logistics, Inc.
117,774,000	6.500%, 06/15/2022 [3]	117,185,130

Airlines: 3.6%
	Allegiant Travel Co.
75,502,000	5.500%, 07/15/2019	75,879,510
	American Airlines 2012-2 Class C Pass Through Trust , 2012-2CR
75,500,000	4.700%, 06/03/2021	76,314,041
	United Continental Holdings, Inc.
41,846,000	4.250%, 10/01/2022	40,433,697
		192,627,248
Auto Components: 1.1%
	American Axle & Manufacturing, Inc.
7,728,000	7.750%, 11/15/2019	7,868,070
34,046,000	6.625%, 10/15/2022	33,790,655
21,500,000	6.250%, 03/15/2026	19,403,750
		61,062,475

Automobiles: 1.9%
	Harley-Davidson Financial Services, Inc.
24,000,000	3.146% (3 Month LIBOR USD + 0.500%), 05/21/2020 [3,4]	23,970,276
	Jaguar Land Rover Automotive Plc
25,230,000	4.250%, 11/15/2019 [3]	24,756,938
	Volkswagen Group of America Finance LLC
20,000,000	3.388% (3 Month LIBOR USD + 0.770%), 11/13/2020 [3,4]	19,871,767
34,000,000	3.558% (3 Month LIBOR USD + 0.940%), 11/12/2021 [3,4]	33,680,942
		102,279,923
Beverages: 1.1%
	Beverages & More, Inc.
60,000,000	11.500%, 06/15/2022 [3]	46,500,000
	Cott Holdings, Inc.
14,050,000	5.500%, 04/01/2025 [3]	13,294,812
		59,794,812
Building Products: 3.5%
	Cleaver-Brooks, Inc.
58,723,000	7.875%, 03/01/2023 [3]	56,814,502
	Gibraltar Industries, Inc.
22,182,000	6.250%, 02/01/2021	22,233,019
	Griffon Corp.
66,798,000	5.250%, 03/01/2022	60,702,683
	PGT Escrow Issuer, Inc.
49,750,000	6.750%, 08/01/2026 [3]	49,128,125
		188,878,329
Capital Markets: 1.7%
	Donnelley Financial Solutions, Inc.
31,000,000	8.250%, 10/15/2024	30,845,000
	Oppenheimer Holdings, Inc.
59,000,000	6.750%, 07/01/2022	58,705,000
		89,550,000
Chemicals: 2.9%
	CF Industries, Inc.
2,728,000	7.125%, 05/01/2020	2,816,660
	Consolidated Energy Finance SA
101,225,000	6.538% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3,4]	101,017,799
34,500,000	6.875%, 06/15/2025 [3]	32,990,625
	DowDuPont, Inc.
18,500,000	3.417% (3 Month LIBOR USD + 0.710%), 11/15/2020 [4]	18,495,122
		155,320,206
Commercial Services & Supplies: 5.8%
	GFL Environmental, Inc.
49,000,000	5.625%, 05/01/2022 [3]	45,447,500
	Harland Clarke Holdings Corp.
59,000,000	8.375%, 08/15/2022 [3]	54,058,750
	LSC Communications, Inc.
66,291,000	8.750%, 10/15/2023 [3]	68,362,594
	Quad/Graphics, Inc.
61,528,000	7.000%, 05/01/2022	58,759,240
	R.R. Donnelley & Sons Co.
26,875,000	7.875%, 03/15/2021	27,009,375
22,311,000	8.875%, 04/15/2021	23,482,327
12,428,000	7.000%, 02/15/2022	12,396,930
20,200,000	6.500%, 11/15/2023	19,897,000
		309,413,716

Construction & Engineering: 2.2%
	Michael Baker International LLC
79,000,000	8.750%, 03/01/2023 [3]	78,605,000
	Tutor Perini Corp.
5,760,000	2.875%, 06/15/2021	5,316,186
38,509,000	6.875%, 05/01/2025 [3]	35,909,643
		119,830,829
Construction Materials: 0.3%
	Vulcan Materials Co.
15,000,000	3.388% (3 Month LIBOR USD + 0.600%), 06/15/2020 [4]	14,908,724

Consumer Finance: 1.4%
	American Express Co.
39,000,000	3.165% (3 Month LIBOR USD + 0.525%), 05/17/2021 [4]	38,837,670
	Enova International, Inc.
42,500,000	8.500%, 09/01/2024 [3]	37,187,500
		76,025,170
Diversified Financial Services: 0.8%
	Aviation Capital Group LLC
30,000,000	3.688% (3 Month LIBOR USD + 0.950%), 06/01/2021 [3,4]	29,959,732
14,420,000	3.190% (3 Month LIBOR USD + 0.670%), 07/30/2021 [3,4]	14,312,872
		44,272,604
Electrical Equipment: 1.0%
	Power Solutions International, Inc.
53,000,000	8.500%, 01/01/2020 [1,3,6]	52,482,932

Energy Equipment & Services: 1.2%
	McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc.
75,042,000	10.625%, 05/01/2024 [3]	63,598,095

Equity Real Estate Investment Trusts - REITS: 0.5%
	SL Green Operating Partnership L.P.
28,000,000	3.609% (3 Month LIBOR USD + 0.980%), 08/16/2021 [4]	27,890,838

Food & Staples Retailing: 1.8%
	Cumberland Farms, Inc.
29,420,000	6.750%, 05/01/2025 [3]	29,640,650
	KeHE Distributors LLC
70,507,000	7.625%, 08/15/2021 [3]	67,334,185
		96,974,835
Food Products: 2.5%
	Campbell Soup Co.
14,380,000	4.500%, 02/15/2019	14,401,869
	Conagra Brands, Inc.
9,000,000	3.219% (3 Month LIBOR USD + 0.750%), 10/22/2020 [4]	8,977,057
	Dean Foods Co.
67,246,000	6.500%, 03/15/2023 [3]	53,964,915
	Simmons Foods, Inc.
15,350,000	7.750%, 01/15/2024 [3]	15,503,500
37,500,000	5.750%, 11/01/2024 [3]	26,812,500
	Tyson Foods, Inc.
16,885,000	3.096% (3 Month LIBOR USD + 0.450%), 08/21/2020 [4]	16,670,333
		136,330,174

Health Care Providers & Services: 2.5%
	Centene Corp.
75,508,000	5.625%, 02/15/2021	75,885,540
	Cigna Corp.
58,500,000	3.438% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3,4]	57,695,919
		133,581,459
Hotels, Restaurants & Leisure: 3.2%
	Carrols Restaurant Group, Inc.
101,116,000	8.000%, 05/01/2022	101,495,185
	International Game Technology
10,404,000	5.500%, 06/15/2020	10,534,050
	Scientific Games International, Inc.
60,577,000	10.000%, 12/01/2022	61,712,819
		173,742,054
Household Durables: 1.7%
	The New Home Co., Inc.
64,959,000	7.250%, 04/01/2022	59,275,087
	Taylor Morrison Communities, Inc.
34,478,000	6.625%, 05/15/2022	34,564,195
		93,839,282
Industrial Conglomerates: 1.6%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
58,109,000	6.000%, 08/01/2020	58,109,000
28,700,000	6.250%, 02/01/2022	28,413,000
		86,522,000
IT Services: 2.9%
	Alliance Data Systems Corp.
44,873,000	5.875%, 11/01/2021 [3]	44,922,360
22,630,000	5.375%, 08/01/2022 [3]	22,149,113
	Unisys Corp.
81,280,000	10.750%, 04/15/2022 [3]	89,306,400
		156,377,873
Leisure Products: 1.2%
	American Outdoor Brands Corp.
63,250,000	5.000%, 08/28/2020 [1,3,6]	61,746,547

Machinery: 3.3%
	MAI Holdings, Inc.
29,100,000	9.500%, 06/01/2023 [3]	28,081,500
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025 [3]	62,322,500
	Wabash National Corp.
8,750,000	5.500%, 10/01/2025 [3]	7,535,938
	Wabtec Corp.
24,800,000	3.838% (3 Month LIBOR USD + 1.050%), 09/15/2021 [4]	24,806,509
	Welbilt, Inc.
48,502,000	9.500%, 02/15/2024	52,079,022
		174,825,469
Media: 3.1%
	DISH DBS Corp.
35,730,000	7.875%, 09/01/2019	36,544,644
89,747,000	5.125%, 05/01/2020	88,849,530
	Meredith Corp.
42,250,000	6.875%, 02/01/2026 [3]	41,405,000
		166,799,174

Metals & Mining: 7.2%
	AK Steel Corp.
79,700,000	7.625%, 10/01/2021	72,327,750
	Century Aluminum Co.
81,766,000	7.500%, 06/01/2021 [3]	80,948,340
	Coeur Mining, Inc.
45,422,000	5.875%, 06/01/2024	40,141,693
	Hecla Mining Co.
84,338,000	6.875%, 05/01/2021	82,914,796
	Real Alloy Holding, Inc.
14,750,000	12.386%, 05/31/2023 [1,4,6]	14,750,000
	Teck Resources Ltd.
90,483,000	8.500%, 06/01/2024 [3]	97,156,121
		388,238,700
Oil, Gas & Consumable Fuels: 4.5%
	Calumet Specialty Products Partners L.P.
13,293,000	6.500%, 04/15/2021	11,132,887
19,014,000	7.625%, 01/15/2022	15,401,340
40,758,000	7.750%, 04/15/2023	31,077,975
	Genesis Energy L.P. / Genesis Energy Finance Corp.
71,637,000	6.750%, 08/01/2022	70,204,260
	Global Partners / GLP Finance Corp.
52,571,000	6.250%, 07/15/2022	49,942,450
	NGL Energy Partners L.P.
63,753,000	5.125%, 07/15/2019	63,434,235
		241,193,147
Paper & Forest Products: 0.6%
	Resolute Forest Products, Inc.
33,436,000	5.875%, 05/15/2023	33,268,820

Pharmaceuticals: 0.8%
	Bayer U.S. Finance II LLC
44,975,000	3.452% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3,4]	44,391,620

Road & Rail: 1.2%
	Herc Rentals, Inc.
63,298,000	7.500%, 06/01/2022 [3]	65,988,165

Semiconductors & Semiconductor Equipment: 0.2%
	Microchip Technology, Inc.
10,000,000	3.922%, 06/01/2021 [3]	9,925,523

Specialty Retail: 2.8%
	Caleres, Inc.
56,522,000	6.250%, 08/15/2023	56,804,610
	KGA Escrow LLC
63,500,000	7.500%, 08/15/2023 [3]	62,785,625
	Penske Automotive Group, Inc.
32,494,000	3.750%, 08/15/2020	31,844,120
		151,434,355
Textiles, Apparel & Luxury Goods: 0.9%
	Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
53,800,000	7.500%, 05/01/2025 [3]	50,531,650

Tobacco: 0.6%
	Pyxus International, Inc.
44,000,000	9.875%, 07/15/2021	33,550,000

Trading Companies & Distributors: 2.6%
	Avation Capital SA
91,500,000	6.500%, 05/15/2021 [3]	91,500,000
	Fly Leasing Ltd.
37,200,000	6.375%, 10/15/2021	37,200,000
10,000,000	5.250%, 10/15/2024	9,075,000
		137,775,000
Total Corporate Bonds
(Cost $4,504,921,771)		4,333,484,237

Convertible Bonds: 6.6%
Auto Components: 0.4%
	Horizon Global Corp.
35,321,000	2.750%, 07/01/2022	18,896,735

Construction Materials: 0.8%
	Cemex SAB de CV
43,338,000	3.720%, 03/15/2020	42,393,318

Consumer Finance: 0.4%
	EZCORP, Inc.
14,625,000	2.125%, 06/15/2019	14,310,241
9,750,000	2.375%, 05/01/2025 [3]	7,429,519
		21,739,760
Electronic Equipment, Instruments & Components: 0.4%
	OSI Systems, Inc.
20,000,000	1.250%, 09/01/2022	18,638,680

Health Care Providers & Services: 0.6%
	Aceto Corp.
42,164,000	2.000%, 11/01/2020	31,675,705

Interactive Media & Services: 1.2%
	Twitter, Inc.
68,292,000	0.250%, 09/15/2019	66,427,424

IT Services: 0.6%
	Akamai Technologies, Inc.
11,500,000	N/A%, 02/15/2019 [8]	11,457,162
	Unisys Corp.
13,616,000	5.500%, 03/01/2021	19,077,310
		30,534,472
Machinery: 1.2%
	Chart Industries, Inc.
16,000,000	1.000%, 11/15/2024 [3]	19,933,600
	Navistar International Corp.
46,291,000	4.750%, 04/15/2019	46,290,583
		66,224,183
Metals & Mining: 0.2%
	Cleveland-Cliffs, Inc.
11,000,000	1.500%, 01/15/2025	12,275,417

Semiconductors & Semiconductor Equipment: 0.5%
	Cree, Inc.
24,500,000	0.875%, 09/01/2023 [3]	23,766,642
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023	4,361,190
		28,127,832
Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024	16,070,803

Total Convertible Bonds
(Cost $369,587,702)		353,004,329

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Date 06/10/2016, 09/19/2016) [1,6,7]	21,888,144

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		21,888,144

Total Bonds
(Cost $4,896,316,473)		4,708,376,710

Short-Term Investments: 8.1%
Commercial Paper: 3.6%
Auto Components: 0.9%
	Magna International, Inc.
50,000,000	2.861%, 01/07/2019 [3,10]	49,973,896

Beverages: 0.8%
	Keurig Dr. Pepper, Inc.
41,000,000	2.809%, 01/10/2019 [3,10]	40,969,079

Building Products: 0.9%
	Johnson Controls International Plc
50,000,000	2.708%, 01/11/2019 [3,10]	49,958,139

Computers & Peripherals: 0.7%
	NetApp, Inc.
40,000,000	2.779%, 01/15/2019 [3,10]	39,953,417

Household Products: 0.3%
	Clorox Co.
13,600,000	2.707%, 01/02/2019 [3,10]	13,598,122

Total Commercial Paper
(Cost $194,465,941)		194,452,653

Shares
Money Market Funds: 4.5%
119,848,958	Federated U.S. Treasury Cash Reserves - Class I, 2.193% [5]	119,848,958

119,848,957	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 2.193% [5]	119,848,957
		239,697,915
Total Money Market Funds
(Cost $239,697,915)		239,697,915

Total Short-Term Investments
(Cost $434,163,856)		434,150,568

Total Investments in Securities: 99.1%
(Cost $5,553,505,152)		5,329,488,866
Other Assets in Excess of Liabilities: 0.9%		50,646,434
Total Net Assets: 100.0%		$5,380,135,300

LIBOR -		London Interbank Offered Rate
REITS -		Real Estate Investment Trusts
USD -		United States Dollar

	[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
	[2]	Non-income producing security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of December 31, 2018, the value of these securities amounted to $2,496,907,405, or 46.4% of net assets.

	[4]	Variable rate security; rate shown is the rate in effect as of December 31, 2018.
	[5]	Annualized seven-day yield as of December 31, 2018.
	[6]	All or a portion of this security is considered illiquid. As of December 31, 2018, the value of illiquid securities was $402,234,463 or 7.5% of net assets.
	[7]	Security considered restricted. As of December 31, 2018, the value of the security was $21,888,144 or 0.4% of net assets.
	[8]	Zero coupon security.
	[9]	Not a readily marketable security.
	[10]	Rate represents yield to maturity from purchase price.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Osterweis Strategic Income Fund  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$43,415,256	$–	$97,134,267	$140,549,523
Convertible Preferred Stocks[1]	–	46,412,065	–	46,412,065
Corporate Bonds[1,2]	–	4,140,099,506	193,384,731	4,333,484,237
Convertible Bonds[1]	–	353,004,329	–	353,004,329
Private Mortgage Backed Obligations[2]	–	–	21,888,144	21,888,144
Short-Term Investments	239,697,915	194,452,653	–	434,150,568
Total Assets:	$283,113,171	$4,733,968,553	$312,407,142	$5,329,488,866

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Senior Corporate Notes
Balance as of March 31, 2018	$-	$232,041,893	$21,807,000	$6,579,521
Acquisitions	146,373,981	14,455,000	-	-
Dispositions	-	(28,520,201)	-	(6,579,521)
Accrued discounts/premiums	-	99,703	-	-
Realized gain (loss)	-	(61,228,843)	-	-
Change in unrealized appreciation/depreciation	(49,239,714)	36,537,179	81,144	-
Transfer in and/or out of Level 3	-	-	-	-
Balance as of December 31, 2018	$97,134,267	$193,384,731	$21,888,144	$-

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2018	$(49,239,714)	$(3,766,734)	$81,144	$-

Type of Security	Fair Value at 12/31/2018	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Issue Price	Market Data	$44,360.79
		Single Broker Quote	Market Data	$33.00
	$97,134,267	Estimated Proceeds	Market Data	$0.0007514
Corporate Bonds		Issue Price	Market Data	$100.00
	$193,384,731	Comparable Securities	Adjustment to yield	(97) bps - 200 bps
Private Mortgage Backed Obligations	$21,888,144	Discounted Cash Flow[1]	Adjustment to yield	244 bps
[1] Valuation technique changed from Issue Price to Discounted Cash Flow as credit risk was quantified for input into the valuation model.
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
Common Stocks: 54.7%
Aerospace & Defense: 1.8%
7,170	Boeing Co.	$2,312,325

Banks: 1.4%
19,025	JPMorgan Chase & Co.	1,857,221

Biotechnology: 0.2%
2,365	Ligand Pharmaceuticals, Inc. [1]	320,931

Capital Markets: 2.5%
83,260	Brookfield Asset Management, Inc. - Class A	3,193,021

Chemicals: 1.2%
27,045	RPM International, Inc.	1,589,705

Commercial Services & Supplies: 1.5%
26,030	Waste Connections, Inc.	1,932,728

Computers & Peripherals: 0.3%
20,575	Pure Storage, Inc. - Class A [1]	330,846

Consumer Finance: 0.4%
28,460	Enova International, Inc. [1]	553,832

Distributors: 0.3%
27,130	Funko, Inc. - Class A [1]	356,759

Diversified Consumer Services: 1.4%
49,735	ServiceMaster Global Holdings, Inc. [1]	1,827,264

Diversified Financial Services: 1.0%
6,175	Berkshire Hathaway, Inc. [1]	1,260,811

Electric Utilities: 2.4%
17,580	NextEra Energy, Inc.	3,055,756

Equity Real Estate Investment Trusts - REITS: 4.5%
23,230	Crown Castle International Corp.	2,523,475
17,960	Digital Realty Trust, Inc.	1,913,638
67,125	VICI Properties, Inc.	1,260,607
		5,697,720

Food & Staples Retailing: 2.4%
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,6,8]	1,721
4,272	Southeastern Grocers, Inc. [1,2,6]	140,976
93,240	U.S. Foods Holding Corp. [1]	2,950,114
		3,092,811

Health Care Equipment & Supplies: 5.6%
32,370	Danaher Corp.	3,337,994
41,435	Hologic, Inc. [1]	1,702,979
4,975	Insulet Corp. [1]	394,617
6,535	Teleflex, Inc.	1,689,167
		7,124,757

Health Care Technology: 0.4%
9,225	Teladoc Health, Inc. [1]	457,283

Hotels, Restaurants & Leisure: 0.6%
14,260	Planet Fitness, Inc. - Class A [1]	764,621

Industrial Conglomerates: 1.0%
6,845	3M Co.	1,304,246

Insurance: 0.9%
9,235	Chubb Ltd.	1,192,977

Interactive Media & Services: 3.5%
3,977	Alphabet, Inc. - Class C [1]	4,118,621
22,680	QuinStreet, Inc. [1]	368,096
		4,486,717

Internet & Direct Marketing Retail: 0.6%
15,490	Etsy, Inc. [1]	736,859

IT Services: 1.5%
14,985	Visa, Inc. - Class A	1,977,121

Life Sciences Tools & Services: 1.5%
27,585	Agilent Technologies, Inc.	1,860,884

Machinery: 1.7%
51,173	Blue Bird Corp. [1,6]	930,837
33,940	Pentair Plc	1,282,253
		2,213,090

Media: 1.5%
6,521	Charter Communications, Inc. - Class A [1]	1,858,289

Metals & Mining: 0.6%
17	Real Alloy Holding, Inc. [1,2,6]	733,284

Oil, Gas & Consumable Fuels: 0.9%
101,490	Antero Midstream GP L.P.	1,134,658

Pharmaceuticals: 4.2%
37,150	Bayer AG - ADR	652,726
12,725	Johnson & Johnson	1,642,161
36,585	Novartis AG - ADR	3,139,359
		5,434,246

Professional Services: 1.7%
44,115	IHS Markit Ltd. [1]	2,116,197

Semiconductors & Semiconductor Equipment: 0.4%
4,665	Monolithic Power Systems, Inc.	542,306

Software: 4.9%
10,470	Alteryx, Inc. - Class A [1]	622,651
16,705	Avalara, Inc. [1]	520,361
32,060	Microsoft Corp.	3,256,334
3,335	New Relic, Inc. [1]	270,035
23,875	Rapid7, Inc. [1]	743,945
19,770	SendGrid, Inc. [1]	853,471
		6,266,797

Trading Companies & Distributors: 1.9%
78,565	Air Lease Corp.	2,373,449

Total Common Stocks
(Cost $59,347,480)		69,959,511

Convertible Preferred Stocks: 0.7%
Road & Rail: 0.7%
10,000	Daseke, Inc., 7.625% [3,6]	947,185

Total Convertible Preferred Stocks
(Cost $1,000,000)		947,185

Partnerships & Trusts: 4.3%
Oil, Gas & Consumable Fuels: 4.3%
163,980	Enterprise Products Partners L.P.	4,032,268
25,775	Magellan Midstream Partners L.P.	1,470,722
		5,502,990

Total Partnerships & Trusts
(Cost $3,417,235)		5,502,990

Principal Amount
Bonds: 36.9%
Corporate Bonds: 32.1%
Aerospace & Defense: 2.2%
	ADS Tactical, Inc.
$1,467,000	9.000%, 12/31/2023 [2,3,6]	1,407,393
	Kratos Defense & Security Solutions, Inc.
900,000	6.500%, 11/30/2025 [3]	916,875
	TransDigm, Inc.
500,000	5.500%, 10/15/2020	496,875
		2,821,143
Airlines: 0.8%
	Allegiant Travel Co.
500,000	5.500%, 07/15/2019	502,500
	American Airlines 2012-2 Class C Pass Through Trust, 2012-2CR
500,000	4.700%, 06/03/2021	505,391
		1,007,891
Auto Components: 0.3%
	American Axle & Manufacturing, Inc.
500,000	6.250%, 03/15/2026	451,250

Beverages: 1.1%
	Beverages & More, Inc.
1,000,000	11.500%, 06/15/2022 [3]	775,000
	Cott Holdings, Inc.
700,000	5.500%, 04/01/2025 [3]	662,375
		1,437,375

Building Products: 1.9%
	Cleaver-Brooks, Inc.
500,000	7.875%, 03/01/2023 [3]	483,750
	Gibraltar Industries, Inc.
500,000	6.250%, 02/01/2021	501,150
	Griffon Corp.
1,000,000	5.250%, 03/01/2022	908,750
	PGT Escrow Issuer, Inc.
500,000	6.750%, 08/01/2026 [3]	493,750
		2,387,400
Capital Markets: 1.5%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	995,000
	Oppenheimer Holdings, Inc.
1,000,000	6.750%, 07/01/2022	995,000
		1,990,000
Chemicals: 1.3%
	CF Industries, Inc.
118,000	7.125%, 05/01/2020	121,835
	Consolidated Energy Finance SA
1,000,000	6.538% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3,4]	997,953
	DowDuPont, Inc.
500,000	3.417% (3 Month LIBOR USD + 0.710%), 11/15/2020 [4]	499,868
		1,619,656
Commercial Services & Supplies: 3.4%
	GFL Environmental, Inc.
500,000	5.625%, 05/01/2022 [3]	463,750
	Harland Clarke Holdings Corp.
1,000,000	8.375%, 08/15/2022 [3]	916,250
	LSC Communications, Inc.
1,000,000	8.750%, 10/15/2023 [3]	1,031,250
	Quad/Graphics, Inc.
1,000,000	7.000%, 05/01/2022	955,000
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	263,125
676,000	7.000%, 02/15/2022	674,310
		4,303,685
Construction & Engineering: 1.7%
	Michael Baker International LLC
1,000,000	8.750%, 03/01/2023 [3]	995,000
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	230,737
1,000,000	6.875%, 05/01/2025 [3]	932,500
		2,158,237
Electrical Equipment: 1.5%
	Power Solutions International, Inc.
2,000,000	8.500%, 01/01/2020 [2,3,6]	1,980,488

Energy Equipment & Services: 0.5%
	McDermott Technology Americas, Inc. / McDermott Technology U.S., Inc.
750,000	10.625%, 05/01/2024 [3]	635,625

Food & Staples Retailing: 1.9%
	Cumberland Farms, Inc.
500,000	6.750%, 05/01/2025 [3]	503,750
	KeHE Distributors LLC
2,000,000	7.625%, 08/15/2021 [3]	1,910,000
		2,413,750
Food Products: 0.6%
	Dean Foods Co.
465,000	6.500%, 03/15/2023 [3]	373,163
	Simmons Foods, Inc.
400,000	7.750%, 01/15/2024 [3]	404,000
		777,163

Health Care Providers & Services: 1.0%
	Centene Corp.
750,000	5.625%, 02/15/2021	753,750
	Cigna Corp.
500,000	3.438% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3,4]	493,128
		1,246,878
Hotels, Restaurants & Leisure: 0.7%
	Carrols Restaurant Group, Inc.
750,000	8.000%, 05/01/2022	752,812
	International Game Technology
110,000	5.500%, 06/15/2020	111,375
		864,187
Household Durables: 0.7%
	The New Home Co., Inc.
500,000	7.250%, 04/01/2022	456,250
	Taylor Morrison Communities, Inc.
500,000	6.625%, 05/15/2022	501,250
		957,500
Industrial Conglomerates: 0.7%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
900,000	6.000%, 08/01/2020	900,000

IT Services: 0.9%
	Unisys Corp.
1,000,000	10.750%, 04/15/2022 [3]	1,098,750

Leisure Products: 0.6%
	American Outdoor Brands Corp.
750,000	5.000%, 08/28/2020 [2,3,6]	732,172

Machinery: 1.0%
	MAI Holdings, Inc.
250,000	9.500%, 06/01/2023 [3]	241,250
	Navistar International Corp.
750,000	6.625%, 11/01/2025 [3]	727,500
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	322,125
		1,290,875
Media: 0.3%
	Meredith Corp.
450,000	6.875%, 02/01/2026 [3]	441,000

Metals & Mining: 1.7%
	AK Steel Corp.
500,000	7.625%, 10/01/2021	453,750
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024	441,875
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	983,125
	Real Alloy Holding, Inc.
250,000	12.386%, 05/31/2023 [2,4,6]	250,000
		2,128,750

Oil, Gas & Consumable Fuels: 2.2%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	83,750
750,000	7.625%, 01/15/2022	607,500
	Genesis Energy L.P. / Genesis Energy Finance Corp.
500,000	6.750%, 08/01/2022	490,000
	Global Partners / GLP Finance Corp.
1,000,000	6.250%, 07/15/2022	950,000
	NGL Energy Partners L.P.
750,000	5.125%, 07/15/2019	746,250
		2,877,500
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
260,000	5.875%, 05/15/2023	258,700

Pharmaceuticals: 0.2%
	Bayer U.S. Finance II LLC
250,000	3.452% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3,4]	246,757

Road & Rail: 0.6%
	Herc Rentals, Inc.
700,000	7.500%, 06/01/2022 [3]	729,750

Specialty Retail: 1.2%
	Caleres, Inc.
1,000,000	6.250%, 08/15/2023	1,005,000
	KGA Escrow LLC
500,000	7.500%, 08/15/2023 [3]	494,375
		1,499,375
Textiles, Apparel & Luxury Goods: 0.4%
	Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
500,000	7.500%, 05/01/2025 [3]	469,625

Tobacco: 0.6%
	Pyxus International, Inc.
1,000,000	9.875%, 07/15/2021	762,500

Trading Companies & Distributors: 0.4%
	Avation Capital SA
500,000	6.500%, 05/15/2021 [3]	500,000

Total Corporate Bonds
(Cost $42,261,546)		40,987,982

Convertible Bonds: 4.3%
Auto Components: 0.4%
	Horizon Global Corp.
1,000,000	2.750%, 07/01/2022	535,000

Construction Materials: 0.4%
	Cemex SAB de CV
500,000	3.720%, 03/15/2020	489,101

Consumer Finance: 0.4%
	EZCORP, Inc.
250,000	2.125%, 06/15/2019	244,619
250,000	2.375%, 05/01/2025 [3]	190,501
		435,120
Electronic Equipment, Instruments & Components: 0.2%
	OSI Systems, Inc.
250,000	1.250%, 09/01/2022	232,984

Health Care Providers & Services: 0.7%
	Aceto Corp.
1,250,000	2.000%, 11/01/2020	939,062

Interactive Media & Services: 0.6%
	Twitter, Inc.
750,000	0.250%, 09/15/2019	729,523

IT Services: 0.3%
	Unisys Corp.
300,000	5.500%, 03/01/2021	420,329

Machinery: 0.4%
	Navistar International Corp.
500,000	4.750%, 04/15/2019	499,995

Metals & Mining: 0.1%
	Cleveland-Cliffs, Inc.
125,000	1.500%, 01/15/2025	139,493

Semiconductors & Semiconductor Equipment: 0.4%
	Cree, Inc.
500,000	0.875%, 09/01/2023 [3]	485,033

Thrifts & Mortgage Finance: 0.4%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	542,766

Total Convertible Bonds
(Cost $6,136,564)		5,448,406

Private Mortgage Backed Obligations: 0.5%
Diversified Financial Services: 0.5%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition Date 06/10/2016, 09/19/2016) [2,6,7]	644,389

Total Private Mortgage Backed Obligations
(Cost $642,000)		644,389

Total Bonds
(Cost $49,040,110)		47,080,777

Shares
Short-Term Investments: 2.8%
Money Market Funds: 2.8%

3,584,653	Federated U.S. Treasury Cash Reserves - Class I , 2.193%[4,5]	3,584,653

Total Money Market Funds
(Cost $3,584,653)		3,584,653

Total Short-Term Investments
(Cost $3,584,653)		3,584,653

Total Investments in Securities: 99.4%
(Cost $116,389,478)	127,075,116
Other Assets in Excess of Liabilities: 0.6%	808,523
Total Net Assets: 100.0%	$127,883,639

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
REITS -	Real Estate Investment Trusts
USD -	United States Dollar

[1]	Non-income producing security.
[2]	Security is fair valued under supervision of the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]
 Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of December 31, 2018, the value of these securities amounted to $23,679,898, or 18.5% of net assets.

[4]	Variable rate security; rate shown is the rate in effect as of December 31, 2018.
[5]	Annualized seven-day yield as of December 31, 2018.
[6]	All or a portion of this security is considered illiquid. As of December 31, 2018, the value of illiquid securities was $7,768,445 or 6.1% of net assets.
[7]	Security considered restricted. As of December 31, 2018, the value of the security was $644,389 or 0.5% of net assets.
[8]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$69,083,530	$–	$875,981	$69,959,511
Convertible Preferred Stocks [1]	–	947,185	–	947,185
Partnerships & Trusts [1]	5,502,990	–	–	5,502,990
Corporate Bonds [1,2]	–	36,617,929	4,370,053	40,987,982
Convertible Bonds [1]	–	5,448,406	–	5,448,406
Private Mortgage Backed Obligations [1,2]	–	–	644,389	644,389
Short-Term Investments	3,584,653	–	–	3,584,653
Total Assets:	$78,171,173	$43,013,520	$5,890,423	$127,075,116

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Senior Corporate Notes
Balance as of March 31, 2018	$-	$5,697,284	$642,000	$132,305
Acquisitions	1,239,220	245,000	-	-
Dispositions	-	(576,722)	-	(132,305)
Accrued discounts/premiums	-	1,366	-	-
Realized gain (loss)	-	(2,283,775)	-	-
Change in unrealized appreciation/depreciation	(363,239)	1,286,900	2,389	-
Transfer in and/or out of Level 3	-	-	-	-
Balance as of December 31, 2018	$875,981	$4,370,053	$644,389	$-

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2018	$(363,239)	$(82,134)	$2,389	$-

Type of Security	Fair Value at 12/31/2018	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Issue Price	Market Data	$44,360.79
		Single Broker Quote	Market Data	$33.00
	$875,981	Estimated Proceeds	Market Data	$0.0007514
Corporate Bonds		Issue Price	Market Data	$100.00
	$4,370,053	Comparable Securities	Adjustment to yield	(97) bps - 200 bps
Private Mortgage Backed Obligations	$644,389	Discounted Cash Flow [1]	Adjustment to yield	244 bps
[1] Valuation technique changed from Issue Price to Discounted Cash Flow as credit risk was quantified for input into the valuation model.
Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
Common Stocks: 89.0%
Biotechnology: 8.4%
62,345	Audentes Therapeutics, Inc. [1]	$1,329,195
83,520	CareDx, Inc. [1]	2,099,693
44,459	Kodiak Sciences, Inc. [1]	315,659
21,469	Ligand Pharmaceuticals, Inc. [1]	2,913,343
		6,657,890

Building Products: 3.8%
50,740	Trex Co., Inc. [1]	3,011,926

Computers & Peripherals: 2.0%
100,065	Pure Storage, Inc. - Class A [1]	1,609,045

Consumer Finance: 4.3%
175,025	Enova International, Inc. [1]	3,405,987

Distributors: 2.4%
141,050	Funko, Inc. - Class A [1]	1,854,808

Health Care Equipment & Supplies: 4.6%
3,155	Inogen, Inc. [1]	391,756
40,915	Insulet Corp. [1]	3,245,378
		3,637,134

Health Care Providers & Services: 2.9%
38,075	BioTelemetry, Inc. [1]	2,273,839

Health Care Technology: 4.1%
27,866	Inspire Medical Systems, Inc. [1]	1,177,338
41,370	Teladoc Health, Inc. [1]	2,050,711
		3,228,049

Hotels, Restaurants & Leisure: 5.4%
78,970	Planet Fitness, Inc. - Class A [1]	4,234,371

Household Durables: 1.6%
9,436	Cavco Industries, Inc. [1]	1,230,266

Interactive Media & Services: 6.0%
51,175	Care.com, Inc. [1]	988,189
228,793	QuinStreet, Inc. [1]	3,713,311
		4,701,500

Internet & Direct Marketing Retail: 7.6%
90,435	Etsy, Inc. [1]	4,301,993
10,940	Stamps.com, Inc. [1]	1,702,702
		6,004,695

Life Sciences Tools & Services: 2.7%
14,955	Bio-Techne Corp.	2,164,288

Personal Products: 1.4%
9,055	Medifast, Inc.	1,132,056

Semiconductors & Semiconductor Equipment: 3.1%
21,350	Monolithic Power Systems, Inc.	2,481,938

Software: 22.7%
52,600	Alteryx, Inc. - Class A [1]	3,128,122
87,725	Avalara, Inc. [1]	2,732,634
10,890	CyberArk Software Ltd. [1]	807,385
21,675	Globant SA [1]	1,220,736
32,545	New Relic, Inc. [1]	2,635,169
90,890	Rapid7, Inc. [1]	2,832,132
36,705	SailPoint Technologies Holdings, Inc. [1]	862,200
86,755	SendGrid, Inc. [1]	3,745,213
		17,963,591

Specialty Retail: 1.5%
46,620	Floor & Decor Holdings, Inc. - Class A [1]	1,207,458

Thrifts & Mortgage Finance: 2.5%
78,475	Axos Financial, Inc. [1]	1,976,000

Wireless Telecommunication Services: 2.0%
77,770	Boingo Wireless, Inc. [1]	1,599,729

Total Common Stocks
(Cost $74,012,894)		70,374,570

Short-Term Investments: 10.2%
Money Market Funds: 10.2%
8,080,491	Federated U.S. Treasury Cash Reserves - Class I, 2.193% [2]	8,080,491

Total Money Market Funds
(Cost $8,080,491)		8,080,491

Total Short-Term Investments
(Cost $8,080,491)		8,080,491

Total Investments in Securities: 99.2%
(Cost $82,093,385)		78,455,061
Other Assets in Excess of Liabilities: 0.8%		594,218
Total Net Assets: 100.0%		$79,049,279

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2018.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$70,374,570	$–	$–	$70,374,570
Short-Term Investments	8,080,491	–	–	8,080,491
Total Assets:	$78,455,061	$–	$–	$78,455,061

[1] See Schedule of Investments for industry breakouts.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Principal Amount		Value
Bonds: 96.3%
Corporate Bonds: 49.6%
Aerospace & Defense: 2.6%
	General Dynamics Corp.
$1,650,000	2.998% (3 Month LIBOR USD + 0.380%), 05/11/2021 [1]	$1,644,972
	United Technologies Corp.
1,000,000	3.279% (3 Month LIBOR USD + 0.650%), 08/16/2021 [1]	996,616
		2,641,588
Automobiles: 2.9%
	BMW US Capital LLC
1,000,000	3.118% (3 Month LIBOR USD + 0.500%), 08/13/2021 [1,2]	990,860
	General Motors Co.
1,000,000	3.389% (3 Month LIBOR USD + 0.800%), 08/07/2020 [1]	990,144
	Volkswagen Group of America Finance LLC
1,000,000	3.558% (3 Month LIBOR USD + 0.940%), 11/12/2021 [1,2]	990,616
		2,971,620
Banks: 9.7%
	Citibank N.A.
1,000,000	3.047% (3 Month LIBOR USD + 0.570%), 07/23/2021 [1]	991,218
	Citigroup, Inc.
500,000	4.650%, 07/23/2048	490,595
	HSBC Holdings Plc
1,000,000	3.426% (3 Month LIBOR USD + 0.650%), 09/11/2021 [1]	987,157
	JPMorgan Chase & Co.
3,032,000	5.990% (3 Month LIBOR USD + 3.470%), 01/30/2019 [1,7]	2,994,100
	Royal Bank of Scotland Group Plc
1,000,000	5.076% (3 Month LIBOR USD + 1.905%), 01/27/2030 [1]	966,135
	Santander UK Plc
1,000,000	3.358% (3 Month LIBOR USD + 0.620%), 06/01/2021 [1]	989,303
	Svenska Handelsbanken AB
1,185,000	3.159% (3 Month LIBOR USD + 0.470%), 05/24/2021 [1]	1,174,677
	Wells Fargo Bank, N.A.
1,000,000	6.600%, 01/15/2038	1,238,884
		9,832,069
Beverages: 0.5%
	Diageo Capital Plc
500,000	2.880% (3 Month LIBOR USD + 0.240%), 05/18/2020 [1]	498,065

Capital Markets: 2.5%
	Charles Schwab Corp.
500,000	2.966% (3 Month LIBOR USD + 0.320%), 05/21/2021 [1]	498,082
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	973,370
	State Street Corp.
1,000,000	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 [1]	1,004,880
		2,476,332

Chemicals: 1.0%
	DowDuPont, Inc.
1,000,000	3.417% (3 Month LIBOR USD + 0.710%), 11/15/2020 [1]	999,736

Computers & Peripherals: 3.8%
	Apple, Inc.
2,000,000	3.200%, 05/11/2027	1,932,257
1,000,000	3.750%, 11/13/2047	921,282
	Dell International LLC / EMC Corp.
1,000,000	3.480%, 06/01/2019 [2]	997,146
		3,850,685
Consumer Finance: 1.0%
	American Express Co.
1,000,000	3.165% (3 Month LIBOR USD + 0.525%), 05/17/2021 [1]	995,838

Diversified Financial Services: 1.0%
	Aviation Capital Group LLC
1,000,000	3.190% (3 Month LIBOR USD + 0.670%), 07/30/2021 [1,2]	992,571

Diversified Telecommunication Services: 0.9%
	AT&T, Inc.
1,000,000	4.500%, 03/09/2048	858,938

Electric Utilities: 1.0%
	Southern Co.
1,000,000	3.104% (3 Month LIBOR USD + 0.490%), 02/14/2020 [1,2]	998,464

Entertainment: 1.0%
	The Walt Disney Co.
1,000,000	2.866% (3 Month LIBOR USD + 0.130%), 03/04/2020 [1]	996,927

Food & Staples Retailing: 1.8%
	Walmart, Inc.
1,802,000	3.054% (3 Month LIBOR USD + 0.230%), 06/23/2021 [1]	1,797,288

Food Products: 1.5%
	WM Wrigley Jr. Co.
1,500,000	2.900%, 10/21/2019 [2]	1,497,939

Health Care Equipment & Supplies: 0.3%
	Medtronic, Inc.
325,000	4.625%, 03/15/2045	341,531

Health Care Providers & Services: 4.2%
	Cigna Corp.
1,000,000	3.438% (3 Month LIBOR USD + 0.650%), 09/17/2021 [1,2]	986,255
	CVS Health Corp.
1,200,000	3.397% (3 Month LIBOR USD + 0.630%), 03/09/2020 [1]	1,198,028
	UnitedHealth Group, Inc.
1,000,000	3.875%, 12/15/2028	1,014,189
1,000,000	4.450%, 12/15/2048	1,031,891
		4,230,363

Insurance: 1.9%
	New York Life Global Funding
1,025,000	2.000%, 04/09/2020 [2]	1,013,456
	Prudential Financial, Inc.
1,000,000	5.700% (3 Month LIBOR USD + 2.665%), 09/15/2048 [1]	932,500
		1,945,956
Internet & Direct Marketing Retail: 1.0%
	Amazon.com, Inc.
1,000,000	4.050%, 08/22/2047	979,553

Leisure Products: 0.1%
	Brunswick Corp.
125,000	4.625%, 05/15/2021 [2]	122,829

Machinery: 1.0%
	John Deere Capital Corp.
1,000,000	2.588% (3 Month LIBOR USD + 0.180%), 01/07/2020 [1]	999,942

Media: 3.0%
	Comcast Corp.
1,000,000	2.848% (3 Month LIBOR USD + 0.440%), 10/01/2021 [1]	990,901
1,000,000	4.700%, 10/15/2048	1,013,295
	The Interpublic Group of Companies, Inc.
1,000,000	3.500%, 10/01/2020	1,001,659
		3,005,855
Mortgage Real Estate Investment Trust - REITS: 1.0%
	USAA Capital Corp.
1,000,000	3.000%, 07/01/2020 [2]	999,225

Oil, Gas & Consumable Fuels: 2.4%
	Enterprise Products Operating LLC
1,000,000	4.150%, 10/16/2028	996,946
	XTO Energy, Inc.
1,100,000	6.750%, 08/01/2037	1,458,692
		2,455,638
Pharmaceuticals: 1.2%
	Bayer U.S. Finance II LLC
700,000	3.452% (3 Month LIBOR USD + 0.630%), 06/25/2021 [1,2]	690,920
	Merck & Co, Inc.
545,000	2.990% (3 Month LIBOR USD + 0.375%), 02/10/2020 [1]	545,431
		1,236,351
Road & Rail: 0.5%
	CSX Corp.
500,000	4.750%, 11/15/2048	507,431

Semiconductors & Semiconductor Equipment: 1.3%
	Intel Corp.
1,275,000	2.698% (3 Month LIBOR USD + 0.080%), 05/11/2020 [1]	1,270,947

Specialty Retail: 0.5%
	The Home Depot, Inc.
500,000	2.800%, 09/14/2027	469,824

Total Corporate Bonds
(Cost $50,371,830)		49,973,505

Asset Backed Securities: 2.5%
	GMF Floorplan Owner Revolving Trust, 2017-2
1,500,000	2.885% (1 Month LIBOR USD + 0.430%), 07/15/2022 [1,2]	1,498,922
	Nissan Master Owner Trust Receivables, 2017-C
1,000,000	2.775% (1 Month LIBOR USD + 0.320%), 10/17/2022 [1]	999,858
		2,498,780
Total Asset Backed Securities
(Cost $2,496,953)		2,498,780

Mortgage Backed Securities: 32.5%
	Federal Home Loan Mortgage Corporation Gold Pool: 5.8%
	FG Q30868
1,051,495	3.500%, 01/01/2045	1,055,392
	FG G08775
4,747,545	4.000%, 08/01/2047	4,845,700
		5,901,092
	Federal Home Loan Mortgage Corporation REMICS: 7.3%
	Series FHR 2512 SI
1,471,573	5.045% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,3,4]	115,945
	Series FHR 4016 AI
6,427,897	3.000%, 09/15/2025 [3]	188,289
	Series FHR 3941 IA
4,949,490	3.000%, 10/15/2025 [3]	130,586
	Series FHR 4048 IK
6,737,129	3.000%, 05/15/2027 [3]	553,633
	Series FHR 4216 EI
6,650,159	3.000%, 06/15/2028 [3]	614,423
	Series FHR 4360 BI
3,827,175	2.500%, 11/15/2028 [3]	235,207
	Series FNR 2016-08 CI
13,751,702	3.000%, 03/25/2031 [3]	1,465,090
	Series FHR 4341 MI
3,035,541	4.000%, 11/15/2031 [3]	448,117
	Series FHR 4093 IB
3,599,709	4.000%, 08/15/2032 [3]	544,620
	Series FHR 4114 MI
4,671,623	3.500%, 10/15/2032 [3]	648,391
	Series FHR 3171 OJ
997,555	N/A%, 06/15/2036 [8]	799,996
	Series FHR 3339 JS
62,937	26.877% (1 Month LIBOR USD + 42.835%), 07/15/2037 [4]	114,196
	Series FHR 4121 IM
7,326,506	4.000%, 10/15/2039 [3]	881,919
	Series FHR 4076 LF
514,370	2.755% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	514,086
	Series FHR 4495 PI
682,565	4.000%, 09/15/2043 [3]	110,835
		7,365,333

	Federal Home Loan Mortgage Corporation Strips: 2.1%
	Series FHS 288 IO
3,624,057	3.000%, 10/15/2027 [3]	305,363
	Series FHS 264 F1
1,078,470	3.005% (1 Month LIBOR USD + 0.550%), 07/15/2042 [1]	1,085,511
	Series FHS 272 F2
742,236	3.005% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	747,056
		2,137,930
	Federal National Mortgage Association Interest Strips: 1.4%
	Pool FNS 419 C1
7,766,550	2.500%, 09/25/2028 [3]	583,906
	Pool FNS 421 C4
5,361,289	4.500%, 01/25/2030 [3]	636,332
	Pool FNS 421 C3
266,599	4.000%, 07/25/2030 [3]	32,322
	Pool FNS 387 7
762,717	5.500%, 04/25/2038 [3]	165,969
		1,418,529
	Federal National Mortgage Association Pool: 12.0%
	FN AL2519
1,626,797	4.500%, 07/01/2040	1,704,709
	FN AS5460
3,544,289	3.500%, 07/01/2045	3,557,518
	FN AS6520
3,532,315	3.500%, 01/01/2046	3,544,589
	FN MA3101
3,180,197	4.500%, 08/01/2047	3,299,732
		12,106,548
	Federal National Mortgage Association REMICS: 3.7%
	Series FNR 2003-64 HQ
26,944	5.000%, 07/25/2023	27,529
	Series FNR 1996-45 SI
795,947	4.744% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,3,4]	69,740
	Series FNR 1997-65 SI
1,199,108	5.545% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,3,4]	161,826
	Series FNR 2012-139 CI
10,262,074	3.000%, 12/25/2027 [3]	832,791
	Series FNR 2013-29 BI
10,684,355	2.500%, 04/25/2028 [3]	823,153
	Series FNR 2015-34 AI
8,425,228	4.500%, 06/25/2030 [3]	519,300
	Series FNR 2014-81 TI
957,674	4.500%, 12/25/2034 [3]	142,274
	Series FNR 2013-22 TO
1,001,575	N/A%, 03/25/2043 [8]	775,085
	Series FNR 2014-37 PI
1,962,465	5.500%, 06/25/2044 [3]	346,224
		3,697,922

	Government National Mortgage Association: 0.2%
	Series GNR 2010-67 VI
985,210	5.000%, 05/20/2021 [3]	55,885
	Series GNR 2014-74 GI
640,885	4.000%, 05/16/2029 [3]	56,805
	Series GNR 2010-47 BX
585,768	4.095% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,3,4]	73,337
		186,027
Total Mortgage Backed Securities
(Cost $33,909,629)		32,813,381

United States Government Securities: 11.7%
	United States Treasury Inflation Indexed Bonds
1,942,614	0.125%, 04/15/2019	1,915,435
2,013,429	1.875%, 07/15/2019	2,007,465
3,563,315	0.625%, 04/15/2023	3,505,504
2,563,025	0.500%, 01/15/2028	2,447,472
2,051,000	1.000%, 02/15/2048	1,947,515
		11,823,391
Total United States Government Securities
(Cost $11,795,656)		11,823,391

Total Bonds
(Cost $98,574,068)		97,109,057

Short-Term Investments: 3.4%
United States Government Securities: 1.0%
	United States Treasury Bills
500,000	2.325%, 06/20/2019 [6,9]	494,278
500,000	2.648%, 11/07/2019 [6,9]	489,110
		983,388
Total United States Government Securities
(Cost $983,507)		983,388

Shares
Money Market Funds: 2.4%
2,435,565	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.322% [5]	2,435,565

Total Money Market Funds
(Cost $2,435,565)		2,435,565

Total Short-Term Investments
(Cost $3,419,072)		3,418,953

Total Investments in Securities: 99.7%
(Cost $101,993,140)		100,528,010
Other Assets in Excess of Liabilities: 0.3%		294,753
Total Net Assets: 100.0%		$100,822,763

LIBOR -	London Interbank Offered Rate
USD -	United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2018.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of December 31, 2018, the value of these securities amounted to $11,779,203, or 11.7% of net assets.

[3]	Interest only security.
[4]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
[5]	Annualized seven-day yield as of December 31, 2018.
[6]	Rate represents the yield to maturity from purchase price.
[7]	Perpetual call date security. Date shown is next call date
[8]	Zero coupon security.
[9]
The security or a portion of this security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of December 31, 2018, the total value of securities designated as collateral was $314,064, or 0.3% of net assets.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at DECEMBER 31, 2018 (Unaudited)

The Osterweis Total Return Fund (the "Fund") had the following futures contracts outstanding with Credit Suisse.

			Unrealized
	Number of	Notional	Appreciation
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)
US 10 Year Treasury Note CBT (03/2019)	(60)	$ (6,153,250)	$ (46,996)
US 10 Year Ultra Treasury Future (03/2019)	(40)	(4,061,563)	(31,956)
US 5 Year Treasruy Note CBT (03/2019)	(170)	(17,190,399)	(93,920)
		$ (27,405,212)	$ (172,872)

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds[1]	$–	$49,973,505	$–	$49,973,505
Asset Backed Securities	–	2,498,780	–	2,498,780
Mortgage Backed Securities	–	32,813,381	–	32,813,381
United States Government Securities [2]	–	11,823,391	–	11,823,391
Short-Term Investmetns	2,435,565	983,388	–	3,418,953
Total Assets:	$2,435,565	$98,092,445	$–	$100,528,010
Other Financial Instruments[3]:
Interest Rate Contracts - Futures	$(172,872)	$–	$–	$(172,872)
Total Other Financial Instruments	$(172,872)	$–	$–	$(172,872)

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for security type breakouts.
[3] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date                                                        February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Elaine E. Richards
                                         Elaine E. Richards, President/Principal Executive Officer

Date                                                        February 21, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                        February 21, 2019

* Print the name and title of each signing officer under his or her signature.